Shareholders' Equity - Common Stock (Details)				1 Months Ended	3 Months Ended	12 Months Ended
	Jun. 08, 2021 shares	Jul. 30, 2020 shares	Jul. 15, 2020 shares	Jul. 31, 2020 shares	Mar. 31, 2022 Vote $ / shares shares	Dec. 31, 2021 Vote $ / shares shares	Dec. 31, 2020 $ / shares shares	May 19, 2020 shares
Class of Stock [Line Items]
Common stock, shares authorized					185,000,000.0	185,000,000.0	185,000,000.0
Common stock, par value | $ / shares					$ 0.01	$ 0.01	$ 0.01
Common stock, shares issued					153,600,000	153,549,011	153,539,011
Common stock, shares outstanding					153,300,000	153,313,505	153,303,505
Number of shares issued and outstanding					696,115	677,484	606,910
CIK0001812667 CC Neuberger Principal Holdings II
Class of Stock [Line Items]
Number of common stock issuable pursuant to Initial Business Combination, as a percent of outstanding shares		20.00%
Class A | CIK0001812667 CC Neuberger Principal Holdings II
Class of Stock [Line Items]
Common stock, shares authorized					500,000,000	500,000,000	500,000,000
Common stock, par value | $ / shares					$ 0.0001	$ 0.0001	$ 0.0001
Common shares, votes per share | Vote					1	1
Ordinary shares issued and outstanding, including redemption					82,800,000	82,800,000
Number of shares issued and outstanding					82,800,000	82,800,000	82,800,000
Number of common stock issuable pursuant to Initial Business Combination, as a percent of outstanding shares		20.00%
Class B | James Quella
Class of Stock [Line Items]
Number of shares transferred (in shares)				40,000
Class B | CIK0001812667 CC Neuberger Principal Holdings II
Class of Stock [Line Items]
Common stock, shares authorized					50,000,000	50,000,000	50,000,000
Common stock, par value | $ / shares					$ 0.0001	$ 0.0001	$ 0.0001
Common shares, votes per share | Vote					1	1
Common stock, shares issued		25,700,000			25,700,000	25,700,000	25,700,000
Common stock, shares outstanding		25,700,000			25,700,000	25,700,000	25,700,000
Number of shares issued and outstanding					2,700,000	2,700,000
Class B | CIK0001812667 CC Neuberger Principal Holdings II | Joel Alsfine
Class of Stock [Line Items]
Number of shares transferred (in shares)				40,000
Class B | CIK0001812667 CC Neuberger Principal Holdings II | James Quella
Class of Stock [Line Items]
Number of shares transferred (in shares)				40,000
Class B | CIK0001812667 CC Neuberger Principal Holdings II | Jonathan Gear [Member]
Class of Stock [Line Items]
Number of shares transferred (in shares)	40,000
Class B | CIK0001812667 CC Neuberger Principal Holdings II | Sponsor
Class of Stock [Line Items]
Common stock, shares issued								7,875,000
Number of Class A common stock issued upon conversion of each share (in shares)			22,250,000